Intangible assets, net	6 Months Ended
Jun. 30, 2019
Intangible assets, net [Abstract]
Intangible assets, net:

7.           Intangible assets, net:

Upon the acquisition of Heidmar (Notes 4, 9), the Company acquired Heidmar’s trade name and customer relationships. The Heidmar trade name is a registered trade name, legally owned by the Company and thus, qualified as an intangible asset. In addition, Heidmar has a significant number of long-term relationships with pool participants. At the time of the acquisition, Heidmar had contractual backlog of contracts which are expected to be completed in the future. Based on the above, customer relationships have been identified and valued as a separate intangible asset.

Intangible assets as of June 30, 2019 are as follows:

	Amount	Amortization	Net Book Value
Trade Name	$2,555	$(17)	$2,538
Customer Relationships	20,677	(136)	20,541
Total	$23,232	$(153)	$23,079

Amortization expense for the next five years and thereafter is as follows:

June 30, 2020	$2,327
June 30, 2021	2,321
June 30, 2022	2,321
June 30, 2023	2,321
June 30, 2024	2,327
Thereafter	11,462
Total	$23,079